Note 6 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - negative scenario [Member]	Jun. 30, 2025
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.11%
Unemployment	12.56%
HPI	4.85%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(0.42%)
Unemployment	13.19%
HPI	0.90%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(1.91%)
Unemployment	13.03%
HPI	(2.10%)
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(2.94%)
Unemployment	12.82%
HPI	(3.78%)
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	(3.07%)
Unemployment	12.51%
HPI	(3.91%)
SPAIN | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	(2.45%)
Unemployment	12.13%
HPI	(3.12%)
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	(0.84%)
Unemployment	3.04%
HPI	4.15%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(0.51%)
Unemployment	3.63%
HPI	4.25%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.05%
Unemployment	3.54%
HPI	4.04%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	0.38%
Unemployment	3.50%
HPI	3.89%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	0.44%
Unemployment	3.47%
HPI	3.63%
MEXICO | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	0.47%
Unemployment	3.41%
HPI	3.52%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.71%
Unemployment	9.26%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.12%
Unemployment	10.62%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.70%
Unemployment	11.46%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.95%
Unemployment	11.70%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.19%
Unemployment	11.54%
TURKEY | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.04%
Unemployment	11.43%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.07%
Unemployment	6.24%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.26%
Unemployment	6.47%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.42%
Unemployment	6.54%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	0.51%
Unemployment	6.58%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	0.38%
Unemployment	6.61%
PERU | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	0.43%
Unemployment	6.62%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.35%
Unemployment	6.05%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(0.46%)
Unemployment	6.09%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(2.28%)
Unemployment	6.08%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(2.72%)
Unemployment	5.87%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	(2.47%)
Unemployment	5.35%
ARGENTINA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	(2.34%)
Unemployment	5.31%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.20%
Unemployment	9.16%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.18%
Unemployment	9.83%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.98%
Unemployment	10.05%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.40%
Unemployment	10.24%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.52%
Unemployment	10.50%
COLOMBIA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	1.63%
Unemployment	10.69%